Inventories (Tables)	3 Months Ended
Mar. 31, 2025
Inventories [Abstract]
Schedule of Inventories	Inventories consist of the following:

	March 31, 2025	December 31, 2024
Work in progress	$1,101	$1,088
Raw materials and supplies	789	665
Inventory reserves	(77)	(129)
Total	$1,813	$1,624